Pension and Other Benefit Plans	12 Months Ended
Mar. 31, 2018
Retirement Benefits [Abstract]
Pension and Other Benefit Plans
Pension and Other Benefit Plans

The Company offers a number of pension and OPEB plans, life insurance benefits, deferred compensation and defined contribution plans. Most of the Company's pension plans are not admitting new participants; therefore, changes to pension liabilities are primarily due to market fluctuations of investments for existing participants and changes in interest rates.

Defined Benefit Plans

The Company sponsors a number of defined benefit and post-retirement medical benefit plans for the benefit of eligible employees. The benefit obligations of the Company's U.S. pension, U.S. OPEB, and non-U.S. OPEB plans represent an insignificant portion of the Company's pension and other post-retirement benefit plans. As a result, the disclosures below include the Company's U.S. and non-U.S. pension plans on a global consolidated basis.

Eligible employees are enrolled in defined benefit pension plans in their country of domicile. The Contributory defined benefit pension plan in the United Kingdom represents the largest plan. In addition, healthcare, dental and life insurance benefits are also provided to certain non-U.S. employees. A significant number of employees outside the United States are covered by government sponsored programs at no direct cost to the Company other than related payroll taxes.

During fiscal 2018, the Company adopted amendments to certain U.K. pension plans which necessitated an interim remeasurement of the plans assets and liabilities as of December 1, 2017. The remeasurement resulted in a net gain of $17 million, comprising a curtailment gain of $40 million and an actuarial loss $23 million. The net gain was recognized within costs of services and selling, general and administrative.

The Company accrued $13 million, $1 million and $6 million, for fiscal 2018, 2017 and 2016, respectively, as additional contractual termination benefits for certain employees are part of the restructuring plans. These amounts are reflected in the projected benefit obligation and in the net periodic pension cost.

Projected Benefit Obligations

	As of
(in millions)	March 31, 2018	March 31, 2017
Projected benefit obligation at beginning of year	$3,297	$2,879
Benefit obligation assumed as a result of the HPES merger	7,351	—
Service cost	121	23
Interest cost	249	82
Plan participants’ contributions	16	3
Amendments	(44)	—
Business/contract acquisitions/divestitures	69	313
Contractual termination benefits	13	1
Settlement/curtailment	(65)	(13)
Actuarial (gain) loss	(332)	413
Benefits paid	(447)	(120)
Foreign currency exchange rate changes	1,170	(283)
Other	(14)	(1)
Projected benefit obligation at end of year	$11,384	$3,297

The following table summarizes the weighted average rates used in the determination of the Company’s benefit obligations:

	Fiscal Years Ended
	March 31, 2018	March 31, 2017
Discount rate	2.5%	2.5%
Rates of increase in compensation levels	2.0%	2.2%

Fair Value of Plan Assets and Funded Status

	As of
(in millions)	March 31, 2018	March 31, 2017
Fair value of plan assets at beginning of year	$2,998	$2,597
Assets assumed as a result of the HPES merger	7,411	—
Actual return on plan assets	371	483
Employer contribution	83	123
Plan participants’ contributions	16	3
Benefits paid	(447)	(120)
Business/contract acquisitions/divestitures	(2)	199
Contractual termination benefits	4	6
Plan settlement	(22)	(13)
Foreign currency exchange rate changes	1,176	(279)
Other	(14)	(1)
Fair value of plan assets at end of year	$11,574	$2,998

Funded status at end of year	$190	$(299)

During fiscal 2017, the Company, along with the Trustee of CSC Computer Sciences Ltd. Main Pension Scheme (“CSC UK Pension”), the Trustee of the Rebus Pension Scheme (“Xchanging UK Pension”), and a financial institution (the "Institution"), entered into a multi-party arrangement whereby the Company’s corporate campus in Aldershot, U.K. (the "Property") was monetized for approximately $85 million in proceeds net of stamp duties paid. The Company concurrently contributed $85 million to the CSC UK Pension and Xchanging UK Pension plans as a special discretionary employer contribution. The transaction was executed by contributing the Property to a property limited partnership and all such LP interests were contributed to a Jersey Unit Trust owned 1% by the Company and 99% by the Institution.

Under the structured sale transaction, the Company entered into a 15-year master lease arrangement as master tenant, at approximately $4 million rent per year. Under U.S. GAAP, due to the continuing interest of the Company as master tenant, residual profit participation retained by the Company, Xchanging UK Pension and CSC UK Pension, and the Company's ownership of the general partner of the property limited partnership that owns the Property, the structured sale transaction resulted in accounting treatment as a financing transaction. As a consequence, the Property remains accounted for as an asset on the balance sheet of the Company at historical cost basis and accumulated depreciation thereon, with no gain or loss recorded. A corresponding $85 million liability was recorded as other long-term liabilities on the Company's balance sheet.

Selected Information

	As of
(in millions)	March 31, 2018	March 31, 2017
Other assets	1,118	73
Accrued expenses and other current liabilities	(28)	(7)
Non-current pension obligations	(879)	(342)
Other long-term liabilities - OPEB	(21)	(23)
Net amount recorded	$190	$(299)

Accumulated benefit obligation	$11,241	$3,262

	Benefit Plans with Projected Benefit Obligation in Excess of Plan Assets		Benefit Plans with Accumulated Benefit Obligation in Excess of Plan Assets
(in millions)	March 31, 2018	March 31, 2017	March 31, 2018	March 31, 2017
Projected benefit obligation	$2,488	$996	$2,250	$938
Accumulated benefit obligation	$2,363	$963	$2,162	$913
Fair value of plan assets	$1,552	$624	$1,338	$574

Net Periodic Pension Cost

	Fiscal Years Ended
(in millions)	March 31, 2018		March 31, 2017	April 1, 2016
Service cost	$121		$23	$25
Interest cost	249	81	82	92
Expected return on assets	(534)		(161)	(179)
Amortization of transition obligation	1		1	1
Amortization of prior service costs	(18)		(17)	(19)
Contractual termination benefit	13		1	6
Settlement/curtailment gain	(42)		—	(2)
Recognition of actuarial (gain) loss	(178)		87	127
Net periodic pension (income) expense	$(388)		$16	$51

The service cost component of net periodic pension income is presented in cost of services and selling, general and administrative and the other components of net periodic pension income are presented in other income, net in the Company’s statements of operations. See Note 1 - "Summary of Significant Accounting Policies," for further discussion of the updated guidance related to the presentation of net periodic pension cost.

Estimated prior service credit of $16 million will be amortized from AOCI into net periodic pension cost over the next fiscal year. The weighted-average rates used to determine net periodic pension cost were:

	Fiscal Years Ended
	March 31, 2018	March 31, 2017	April 1, 2016
Discount or settlement rates	2.5%	3.1%	3.0%
Expected long-term rates of return on assets	4.9%	6.3%	6.3%
Rates of increase in compensation levels	2.7%	2.6%	2.8%

The following is a summary of amounts in AOCI, before tax effects:

	Fiscal Years Ended
(in millions)	March 31, 2018	March 31, 2017
Prior service cost	(298)	(269)

Estimated Future Contributions and Benefits Payments

(in millions)
Employer contributions:
2019	$86

Benefit Payments:
2019	$299
2020	$298
2021	$314
2022	$380
2023	$353
2024 and thereafter	$2,087

Fair Value of Plan Assets

The tables below set forth the fair value of plan assets by asset category within the fair value hierarchy:

	As of March 31, 2018
(in millions)	Level 1	Level 2	Level 3	Total
Equity:
Global/International Equity commingled funds	$465	$1,978	$—	$2,443
Global equity mutual funds	8	333	—	341
U.S./North American Equity commingled funds	3	46	—	49
Fixed Income:
U.S. Government funds	—	1	—	1
Non-U.S. Government funds	2	54	—	56
Fixed income commingled funds	3	6,092	—	6,095
Fixed income mutual funds	3	—	—	3
Alternatives:
Other Alternatives (1)	4	1,228	874	2,106
Hedge Funds(2)	—	2	—	2
Other Assets	—	—	3	3
Insurance contracts	—	160	10	170
Cash and cash equivalents	300	5	—	305
Totals	$788	$9,899	$887	$11,574

	As of March 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total
Equity:
Global/International Equity commingled funds	$1	$710	$—	$711
Global equity mutual funds	1	251	—	252
U.S./North American Equity commingled funds	1	39	—	40
Fixed Income:
Non-U.S. Government funds	—	3	—	3
Fixed income commingled funds	1	991	—	992
Fixed income mutual funds	3	—	—	3
Alternatives:
Other Alternatives (1)	3	412	343	758
Hedge Funds(2)	—	1	—	1
Insurance contracts	—	131	5	136
Cash equivalents	94	8	—	102
Totals	$104	$2,546	$348	$2,998

(1) Represents real estate and other commingled funds consisting mainly of equities, bonds, or commodities.
(2) Represents investments in diversified fund of hedge funds.

Changes in fair value measurements of level 3 investments for the defined benefit plans were as follows:

(in millions)
Balance as of April 1, 2016	$315
Actual return on plan assets held at the reporting date	60
Purchases, sales and settlements	9
Changes due to exchange rates	(36)
Balance as of March 31, 2017	348
Actual return on plan assets held at the reporting date	34
Purchases, sales and settlements	443
Changes due to exchange rates	62
Balance as of March 31, 2018	$887

Domestic and global equity accounts are categorized as Level 1 if the securities trade on national or international exchanges and are valued at their last reported closing price. Equity assets in commingled funds reporting a net asset value are categorized as Level 2 and valued using broker dealer bids or quotes of securities with similar characteristics.

Fixed income accounts are categorized as Level 1 if traded on a publicly quoted exchange or as level 2 if investments in corporate bonds are primarily investment grade bonds, generally priced using model-based pricing methods that use observable market data as inputs. Broker dealer bids or quotes of securities with similar characteristics may also be used.

Alternative investment fund securities are categorized as Level 1 if held in a mutual fund or in a separate account structure and actively traded through a recognized exchange, or as Level 2 if they are held in commingled or collective account structures and are actively traded. Alternative investment fund securities are classified as Level 3 if they are held in Limited Company or Limited Partnership structures or cannot otherwise be classified as Level 1 or Level 2.

Other assets represent property holdings by certain pension plans. As above, the property holdings represent a master lease arrangement entered into by DXC UK and certain UK pension plans as a financing transaction.

Insurance contracts purchased to cover benefits payable to retirees are valued using the assumptions used to value the projected benefit obligation.

Cash equivalents that have quoted prices in active markets are classified as Level 1. Short-term money market commingled funds are categorized as Level 2 and valued at cost plus accrued interest which approximates fair value.

Plan Asset Allocations

	As of
Asset Category	March 31, 2018	March 31, 2017
Equity securities	25%	33%
Debt securities	53%	33%
Alternatives	18%	25%
Cash and other	4%	9%
Total	100%	100%

Plan assets are held in a trust that includes commingled funds subject to country specific regulations and invested primarily in commingled funds. For the U.K. pension plans, the Company's largest pension plans by assets and projected liabilities, a target allocation by asset class was developed to achieve their long-term objectives. Asset allocations are monitored closely and investment reviews regarding asset strategy are conducted regularly with internal and external advisors.

The Company’s investment goals and risk management strategy for plan assets evaluates a number of factors, including the time horizon of the plans’ obligations. Plan assets are invested in various asset classes that are expected to produce a sufficient level of diversification in order to reduce risk, yet produces a reasonable amount of return on investment over the long term. Sufficient liquidity is maintained to meet benefit obligations as they become due. Third party investment managers are employed to invest assets in both passively-indexed and actively-managed strategies. Equities are primarily invested broadly in domestic and foreign companies across market capitalizations and industries. Fixed income securities are invested broadly, primarily in government treasury, corporate credit, mortgage backed and asset backed investments. Alternative investment allocations are included in selected plans to achieve greater portfolio diversity intended to reduce the overall volatility risk of the plans.

Plan asset risks include longevity, inflation, and other changes in market conditions that could reduce the value of plan assets. Also, a decline in the yield of high quality corporate bonds may adversely affect discount rates resulting in an increase in DXC's pension and other post-retirement obligations. These risks, among others, could cause the plans’ funded status to deteriorate, resulting in an increased reliance on Company contributions. Derivatives are permitted although their current use is limited within traditional funds and broadly allowed within alternative funds. Derivatives are used for inflation risk management and within the liability driven investing strategy. The Company also has investments in insurance contracts to pay plan benefits in certain countries.

Return on Assets

The Company consults with internal and external advisors regarding the expected long-term rate of return on assets. The Company uses various sources in its approach to compute the expected long-term rate of return of the major asset classes expected in each of the plans. DXC utilizes long-term, asset class return assumptions of typically 30 years, which are provided by external advisors. Consideration is also given to the extent active management is employed in each asset class and also to management expenses. A single expected long-term rate of return is calculated for each plan by assessing the plan's expected asset allocation strategy, the benefits of diversification therefrom, historical excess returns from actively managed traditional investments, expected long-term returns for alternative investments and expected investment expenses. The resulting composite rate of return is reviewed by internal and external parties for reasonableness.

Retirement Plan Discount Rate

The U.K. discount rate is based on the yield curve approach using the U.K. Aon Hewitt GBP Single Agency AA Corporates-Only Curve.

Defined Contribution Plans

The Company sponsors defined contribution plans for substantially all U.S. employees and certain foreign employees. The plans allow employees to contribute a portion of their earnings in accordance with specified guidelines. Matching contributions are made annually in January to participants employed on December 31 of the prior year and vest in one year. However, if a participant retires from the Company or dies prior to December 31, the participant will be eligible to receive matching contributions approximately 30 days following separation from service. During fiscal 2018, 2017 and 2016, the Company contributed $245 million, $124 million and $132 million, respectively, to its defined contribution plans. As of March 31, 2018, plan assets included 4,184,335 shares of the Company’s common stock.

Deferred Compensation Plans

Effective as of the HPES Merger, DXC assumed sponsorship of the Computer Sciences Corporation Deferred Compensation Plan, which was renamed the “DXC Technology Company Deferred Compensation Plan” (the “DXC DCP”), and adopted the Enterprise Services Executive Deferred Compensation Plan (the “ES DCP”). Both plans are non-qualified deferred compensation plans maintained for a select group of management, highly compensated employees and non-employee directors.

The DXC DCP covers eligible employees who participated in CSC’s Deferred Compensation Plan prior to the HPES Merger. The ES DCP covers eligible employees who participated in the HPE Executive Deferred Compensation Plan prior to the HPES Merger. Both plans allow participating employees to defer the receipt of current compensation to a future distribution date or event above the amounts that may be deferred under DXC’s tax-qualified 401(k) plan, the DXC Technology Matched Asset Plan. Neither plan provides for employer contributions. As of April 3, 2017, the ES DCP does not admit new participants.

Certain management and highly compensated employees are eligible to defer all, or a portion of, their regular salary that exceeds the limitation set forth in Internal Revenue Section 401(a)(17) and all or a portion of their incentive compensation. Non-employee directors are eligible to defer up to 100% of their cash compensation. The liability under the plan, which is included in Other long-term liabilities in the Company's balance sheets, amounted to $65 million as of March 31, 2018 and $67 million as of March 31, 2017. The Company’s expense under the Plan totaled $4 million, $5 million and $3 million, for fiscal 2018, 2017 and 2016, respectively.